Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) item	Sep. 30, 2022 USD ($) item	Oct. 31, 2021 item	Apr. 30, 2021 item	Sep. 30, 2023 item	Dec. 31, 2022	Dec. 31, 2020 item
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Number of Towers Acquired | item	101	43
Percentage of interest in net assets acquired					70.00%	70.00%
Percentage of interest in net assets held by non-controlling interests					30.00%	30.00%
Gross consideration	$ 6,408	$ 2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,922)	(819)
Net consideration for 70% controlling interest in the acquired towers	4,486	1,910
Identifiable assets acquired and liabilities assumed:
Total identifiable net assets acquired	6,408	2,729
Towers and tower equipment	5,576	1,032
Customer related assets	2,224	1,947
Network-related assets	766	671
Trade and other payables	(2,158)	(921)
Total identifiable net assets acquired (at 100%)	6,408	2,729
Total identifiable net assets acquired for purposes of non-controlling interest	6,408	2,729
Non-controlling interest portion of above at 30%	$ 1,922	$ 819
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis					100.00%	100.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item							1,620
Number of Towers Acquired | item			126	67			1,162
Remaining towers yet to acquired | item					121
IHS Kuwait Limited | IHS GCC KW
Business Combinations
Shares in IHS GCC KW transferred in business combination							30.00%